Acquisitions and Divestitures - Balance Sheet for Acquisitions (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Business Acquisition [Line Items]
Goodwill	$ 411,346	$ 321,913	$ 267,643
ProAct
Business Acquisition [Line Items]
Current Assets	11,513
Property, plant and equipment	26,272
Goodwill	84,308
Intangible assets	27,464
Other non-current assets	0
Total asset acquired	149,557
Total liabilities assumed	(15,785)
Net assets acquired	133,772
Isotope
Business Acquisition [Line Items]
Current Assets	627
Property, plant and equipment	0
Goodwill	1,266
Intangible assets	933
Other non-current assets	0
Total asset acquired	2,826
Total liabilities assumed	(216)
Net assets acquired	2,610
Pacific Ozone
Business Acquisition [Line Items]
Current Assets	1,822
Property, plant and equipment	151
Goodwill	4,337
Intangible assets	2,678
Other non-current assets	135
Total asset acquired	9,123
Total liabilities assumed	(1,632)
Net assets acquired	7,491
Pure Water
Business Acquisition [Line Items]
Current Assets	295
Property, plant and equipment	156
Goodwill	2,506
Intangible assets	1,488
Other non-current assets	0
Total asset acquired	4,445
Total liabilities assumed	(278)
Net assets acquired	4,167
2018 Acquisitions
Business Acquisition [Line Items]
Current Assets	14,257
Property, plant and equipment	26,579
Goodwill	92,417
Intangible assets	32,563
Other non-current assets	135
Total asset acquired	165,951
Total liabilities assumed	(17,911)
Net assets acquired	$ 148,040
ETS
Business Acquisition [Line Items]
Current Assets		782
Property, plant and equipment		376
Goodwill		5,619
Intangible assets		3,953
Other non-current assets		0
Total asset acquired		10,730
Total liabilities assumed		0
Net assets acquired		10,730
Noble
Business Acquisition [Line Items]
Current Assets		618
Property, plant and equipment		256
Goodwill		4,135
Intangible assets		2,916
Other non-current assets		0
Total asset acquired		7,925
Total liabilities assumed		(291)
Net assets acquired		7,634
ADI Group, Inc.
Business Acquisition [Line Items]
Current Assets		11,002
Property, plant and equipment		719
Goodwill		39,084
Intangible assets		12,594
Other non-current assets		1,971
Total asset acquired		65,370
Total liabilities assumed		(9,812)
Net assets acquired		55,558
Olson Irrigation Systems
Business Acquisition [Line Items]
Current Assets		2,417
Property, plant and equipment		593
Goodwill		3,566
Intangible assets		3,263
Other non-current assets		0
Total asset acquired		9,839
Total liabilities assumed		(433)
Net assets acquired		9,406
2017 Acquisitions
Business Acquisition [Line Items]
Current Assets		13,800
Property, plant and equipment		2,326
Goodwill		52,404
Intangible assets		23,373
Other non-current assets		1,971
Total asset acquired		93,874
Total liabilities assumed		(10,546)
Net assets acquired		$ 83,328